Investing Activities	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Investing Activities [Text Block]
Note 9 – Investing Activities
Investments

	Ownership Interest at December 31, 2021	December 31,
		2021	2020
		(Millions)
Equity method:
Appalachia Midstream Investments	(1)	$3,056	$3,087
RMM	50%	401	421
OPPL	50%	388	395
Blue Racer	50%	377	357
Discovery	60%	328	352
Laurel Mountain	69%	226	219
Gulfstream	50%	215	204
Other	Various	130	124
		5,121	5,159
Other		6	—
		$5,127	$5,159
___________
(1)Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 66 percent interest.
Basis differential
The carrying value of our Appalachia Midstream Investments exceeds our portion of the underlying net assets by approximately $1.2 billion at December 31, 2021 and 2020. These differences were assigned at the acquisition date to property, plant, and equipment and customer relationship intangible assets. Certain of our other equity-method investments have a carrying value less than our portion of the underlying net assets primarily due to other than temporary impairments that we have recognized but that were not required to be recognized in the investees’ financial statements. These differences total approximately $1.2 billion and $1.3 billion at December 31, 2021 and 2020, respectively, and were assigned to property, plant, and equipment and customer relationship intangible assets. Differences in the carrying value of our equity-method investments and our portion of the underlying net assets are generally amortized over the remaining useful lives of the associated underlying assets and included in Equity earnings (losses) within the Consolidated Statement of Income.
Acquisition of additional interests in BRMH
As of December 31, 2019, we effectively owned a 29 percent indirect interest in Blue Racer through our 58 percent interest in BRMH, whose primary asset is a 50 percent interest in Blue Racer. In November 2020, we paid $157 million, net of cash acquired, to acquire an additional 41 percent ownership interest in BRMH before acquiring the remaining interest of BRMH in September 2021. As such, we control and consolidate BRMH, reporting the 50 percent interest in Blue Racer as an equity-method investment. Since substantially all of the fair value of the BRMH assets acquired is concentrated in a single asset, the investment in Blue Racer, and we previously held a noncontrolling interest in BRMH, we recorded the November 2020 and September 2021 additional purchases of interests as asset acquisitions.
Purchases of and contributions to equity-method investments
We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. These transactions increased the carrying value of our investments and included:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Appalachia Midstream Investments	$84	$116	$140
Gulfstream	26	3	3
Blue Racer (1)	3	157	28
Laurel Mountain	2	5	36
Targa Train 7	—	6	43
RMM	—	—	145
Brazos Permian II	—	—	18
Other	—	38	40
	$115	$325	$453
___________
(1)See previous discussion in the section Acquisition of additional interests in BRMH above.
Dividends and distributions
The organizational documents of entities in which we have an equity-method investment generally require distribution of available cash to members on at least a quarterly basis. These transactions reduced the carrying value of our investments and included:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Appalachia Midstream Investments	$433	$357	$293
Gulfstream	90	93	86
Blue Racer (1)	47	47	42
RMM	45	39	38
Discovery	44	21	41
Laurel Mountain	33	31	30
OPPL	26	50	77
Other	39	15	50
	$757	$653	$657
___________
(1)See previous discussion in the section Acquisition of additional interests in BRMH above.
Equity Earnings (Losses)
Equity earnings (losses) in 2020 includes a $78 million loss associated with the first-quarter full impairment of goodwill recognized by our investee RMM, which was allocated entirely to our member interest per the terms of the membership agreement. Also included in 2020 are losses of $11 million, $26 million, and $10 million for our share of asset impairments at Laurel Mountain, Appalachia Midstream Investments, and Blue Racer, respectively.
Impairments of Equity-Method Investments
See Note 17 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk for information regarding impairments of our equity-method investments of $1,046 million and $186 million for 2020 and 2019, respectively.
Other Investing Income (Loss) – Net
The following table presents certain items reflected in Other investing income (loss) – net in the Consolidated Statement of Income:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Gain (loss) on deconsolidation of businesses	$—	$—	$(29)
Gain on disposition of Jackalope	—	—	122
Other	7	8	14
Other investing income (loss) – net	$7	$8	$107
Constitution deconsolidation
Upon determination that we were no longer the primary beneficiary, we deconsolidated our interest in Constitution Pipeline Company, LLC (Constitution) as of December 31, 2019, recognizing a loss on deconsolidation of $27 million.
Gain on disposition of Jackalope
In April 2019, we sold our 50 percent equity-method interest in Jackalope for $485 million in cash, resulting in a gain on the disposition of $122 million.
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2021	2020
	(Millions)
Assets (liabilities):
Current assets	$743	$630
Noncurrent assets	13,211	13,424
Current liabilities	(435)	(312)
Noncurrent liabilities	(3,774)	(3,884)

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Gross revenue	$4,688	$2,625	$2,490
Operating income	1,191	508	685
Net income	1,006	459	598
Transactions with Equity-Method Investees
We have purchases from our equity-method investees included in Product costs in the Consolidated Statement of Income of $934 million, $348 million, and $304 million for the years ended 2021, 2020, and 2019, respectively. We have $89 million and $50 million included in Accounts payable in the Consolidated Balance Sheet with our equity-method investees at December 31, 2021 and 2020, respectively.
We have operating agreements with certain equity-method investees. These operating agreements typically provide for reimbursement or payment to us for certain direct operational payroll and employee benefit costs, materials, supplies, and other charges and also for management services. The total charges to equity-method investees for these fees are $70 million, $79 million, and $103 million for the years ended 2021, 2020, and 2019, respectively.